Property, Plant and Equipment and Right of-Use Assets - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Gross value, Beginning balance	$ 11,546	$ 13,357
Accumulated depreciation, Beginning balance	(7,183)	(8,401)
Gross value, Additions	1,157	1,251
Business combination	1,557
Gross value, Disposals	(1,418)	(3,285)
Gross value, Transfer from leases	184	96
Gross value, Exchange rate difference arising		127
Gross value, Ending balnce	13,026	11,546
Accumulated depreciation, Additions	(2,157)	(1,806)
Accumulated depreciation, Disposals	1,267	3,195
Accumulated depreciation, Transfer from leases	(98)	(48)
Accumulated depreciation, Exchange rate difference arising		(123)
Accumulated depreciation, Ending balance	(8,171)	(7,183)
Net value	4,855	4,363
LABORATORY EQUIPMENT [Member]
Schedule of Property, Plant and Equipment [Line Items]
Gross value, Beginning balance	7,194	8,816
Accumulated depreciation, Beginning balance	(4,714)	(6,178)
Gross value, Additions	665	613
Business combination	1,473
Gross value, Disposals	(1,008)	(2,441)
Gross value, Transfer from leases	184	96
Gross value, Exchange rate difference arising		110
Gross value, Ending balnce	8,508	7,194
Accumulated depreciation, Additions	(1,003)	(746)
Accumulated depreciation, Disposals	860	2,365
Accumulated depreciation, Transfer from leases	(98)	(48)
Accumulated depreciation, Exchange rate difference arising		(107)
Accumulated depreciation, Ending balance	(4,955)	(4,714)
Net value	3,553	2,480
FURNITURE [Member]
Schedule of Property, Plant and Equipment [Line Items]
Gross value, Beginning balance	808	867
Accumulated depreciation, Beginning balance	(519)	(480)
Gross value, Additions	28	10
Business combination	16
Gross value, Disposals	(73)	(73)
Gross value, Transfer from leases
Gross value, Exchange rate difference arising		4
Gross value, Ending balnce	779	808
Accumulated depreciation, Additions	(110)	(108)
Accumulated depreciation, Disposals	72	73
Accumulated depreciation, Transfer from leases
Accumulated depreciation, Exchange rate difference arising		(4)
Accumulated depreciation, Ending balance	(557)	(519)
Net value	222	289
IT EQUIPMENT [Member]
Schedule of Property, Plant and Equipment [Line Items]
Gross value, Beginning balance	917	877
Accumulated depreciation, Beginning balance	(523)	(475)
Gross value, Additions	112	247
Business combination	27
Gross value, Disposals	(307)	(214)
Gross value, Transfer from leases
Gross value, Exchange rate difference arising		7
Gross value, Ending balnce	749	917
Accumulated depreciation, Additions	(263)	(252)
Accumulated depreciation, Disposals	304	210
Accumulated depreciation, Transfer from leases
Accumulated depreciation, Exchange rate difference arising		(6)
Accumulated depreciation, Ending balance	(482)	(523)
Net value	267	394
LEASEHOLD IMPROVEMENTS [Member]
Schedule of Property, Plant and Equipment [Line Items]
Gross value, Beginning balance	2,627	2,797
Accumulated depreciation, Beginning balance	(1,427)	(1,268)
Gross value, Additions	353	381
Business combination	41
Gross value, Disposals	(31)	(557)
Gross value, Transfer from leases
Gross value, Exchange rate difference arising		6
Gross value, Ending balnce	2,990	2,627
Accumulated depreciation, Additions	(781)	(700)
Accumulated depreciation, Disposals	31	547
Accumulated depreciation, Transfer from leases
Accumulated depreciation, Exchange rate difference arising		(6)
Accumulated depreciation, Ending balance	(2,177)	(1,427)
Net value	$ 813	$ 1,200